May 3, 2011	Matthew Gaarder
(415) 315-6302
matt.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	RS Variable Products Trust (the “Trust”) (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of (i) the Prospectuses of RS Partners VIP Series, RS Value VIP Series, RS Large Cap Alpha VIP Series, RS Global Natural Resources VIP Series, RS Small Cap Growth Equity VIP Series, RS International Growth VIP Series, RS Emerging Markets VIP Series, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series, RS Money Market VIP Series, and RS S&P 500 Index VIP Series, each dated May 1, 2011, and (ii) the Trust’s Statement of Additional Information, dated May 1, 2011, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 14 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 29, 2011, and became effective May 1, 2011.

Please direct any questions to the undersigned at (415) 315-6302.

Sincerely,

/s/ Matthew Gaarder
Matthew Gaarder

cc:	Ms. Sally Samuels

Benjamin L. Douglas, Esq.

Timothy W. Diggins, Esq.